Condensed Statements of Changes In Stockholders' Deficit - USD ($)	Total	Private Placement Warrants [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement Warrants [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2020	$ 23,343		$ 0	$ 719	$ 24,281		$ (1,657)
Balance (Shares) at Dec. 31, 2020			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	143,440						143,440
Remeasurement of Class A common stock subject to possible redemption	(18,545,672)				(1,190,656)		(17,355,016)
Proceeds received in excess of initial fair value of Private Placement Warrants		$ 1,166,375				$ 1,166,375
Net (loss) income	4,273,078						4,273,078
Balance at Dec. 31, 2021	(12,939,436)		$ 0	$ 719	0		(12,940,155)
Balance (Shares) at Dec. 31, 2021			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	52,126						52,126
Net (loss) income	6,421,767						6,421,767
Balance at Mar. 31, 2022	(6,465,543)		$ 0	$ 719	0		(6,466,262)
Balance (Shares) at Mar. 31, 2022			0	7,187,500
Balance at Dec. 31, 2021	(12,939,436)		$ 0	$ 719	0		(12,940,155)
Balance (Shares) at Dec. 31, 2021			0	7,187,500
Remeasurement of Class A common stock subject to possible redemption	(750,183)
Net (loss) income	9,054,942
Balance at Sep. 30, 2022	(4,582,551)		$ 0	$ 719	0		(4,583,270)
Balance (Shares) at Sep. 30, 2022			0	7,187,500
Balance at Dec. 31, 2021	(12,939,436)		$ 0	$ 719	0		(12,940,155)
Balance (Shares) at Dec. 31, 2021			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	52,126						52,126
Remeasurement of Class A common stock subject to possible redemption	(2,847,008)				0		(2,847,008)
Net (loss) income	(2,590,948)						(2,590,948)
Balance at Dec. 31, 2022	(18,325,266)		$ 0	$ 719	0		(18,325,985)
Balance (Shares) at Dec. 31, 2022			0	7,187,500
Balance at Mar. 31, 2022	(6,465,543)		$ 0	$ 719	0		(6,466,262)
Balance (Shares) at Mar. 31, 2022			0	7,187,500
Remeasurement of Class A common stock subject to possible redemption	(84,375)						(84,375)
Net (loss) income	2,824,925						2,824,925
Balance at Jun. 30, 2022	(3,724,993)		$ 0	$ 719	0		(3,725,712)
Balance (Shares) at Jun. 30, 2022			0	7,187,500
Remeasurement of Class A common stock subject to possible redemption	(665,808)						(665,808)
Net (loss) income	(191,750)						(191,750)
Balance at Sep. 30, 2022	(4,582,551)		$ 0	$ 719	0		(4,583,270)
Balance (Shares) at Sep. 30, 2022			0	7,187,500
Balance at Dec. 31, 2022	(18,325,266)		$ 0	$ 719	0		(18,325,985)
Balance (Shares) at Dec. 31, 2022			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	42,205						42,205
Remeasurement of Class A common stock subject to possible redemption	(1,776,354)						(1,776,354)
Excise tax on Class A common stock redemptions	(2,068,297)						(2,068,297)
Net (loss) income	2,036,482						2,036,482
Balance at Mar. 31, 2023	(20,091,230)		$ 0	$ 719	0		(20,091,949)
Balance (Shares) at Mar. 31, 2023			0	7,187,500
Balance at Dec. 31, 2022	(18,325,266)		$ 0	$ 719	0		(18,325,985)
Balance (Shares) at Dec. 31, 2022			0	7,187,500
Remeasurement of Class A common stock subject to possible redemption	(2,905,703)
Net (loss) income	(3,397,274)
Balance at Sep. 30, 2023	(26,403,421)		$ 719	$ 0	0		(26,404,140)
Balance (Shares) at Sep. 30, 2023			7,187,500	0
Balance at Mar. 31, 2023	(20,091,230)		$ 0	$ 719	0		(20,091,949)
Balance (Shares) at Mar. 31, 2023			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	186,194						186,194
Remeasurement of Class A common stock subject to possible redemption	(626,422)						(626,422)
Net (loss) income	5,039,619						5,039,619
Balance at Jun. 30, 2023	(15,491,839)		$ 0	$ 719	0		(15,492,558)
Balance (Shares) at Jun. 30, 2023			0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	304,801						304,801
Remeasurement of Class A common stock subject to possible redemption	(502,927)						(502,927)
Conversion of Class B common stock to Class A common stock			$ 719	$ (719)
Conversion of Class B common stock to Class A common stock (Shares)			7,187,500	(7,187,500)
Excise tax on Class A common stock redemptions	(240,081)						(240,081)
Net (loss) income	(10,473,375)						(10,473,375)
Balance at Sep. 30, 2023	$ (26,403,421)		$ 719	$ 0	$ 0		$ (26,404,140)
Balance (Shares) at Sep. 30, 2023			7,187,500	0